Vanguard Ultra-Short Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ETF Prospectus [Member] | Vanguard Ultra-Short Bond ETF | ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	5.22%	5.66%	5.56%	(0.43%)